JPMorgan International Bond Opportunities ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 57.3%
Angola — 0.0% ^
Azule Energy Finance plc 8.25%, 1/22/2031 (a)	920,000	938,529
Australia — 0.8%
Amcor UK Finance plc 3.75%, 2/20/2033	EUR1,200,000	1,385,321
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,131,225
Glencore Capital Finance DAC 3.75%, 2/4/2032 (a)	EUR4,900,000	5,758,681
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	456,401
6.38%, 10/6/2030 (b)	29,000	30,712
2.85%, 4/27/2031 (b)	450,000	410,527
2.63%, 9/23/2031 (b)	398,000	356,716
5.63%, 4/4/2034 (b)	3,764,000	3,877,847
5.67%, 4/1/2035 (b)	2,070,000	2,129,735
Santos Finance Ltd. 5.75%, 11/13/2035 (b)	88,000	89,053
		15,626,218
Austria — 0.2%
ams-OSRAM AG 7.25%, 5/31/2032 (b) (d)	EUR657,000	781,397
Benteler International Austria GmbH
7.25%, 6/15/2031 (b)	EUR253,000	313,734
7.25%, 6/15/2031 (a)	EUR2,000,000	2,480,109
Lenzing AG (EURIBOR ICE Swap Rate 3 Year + 12.11%), 9.00%, 4/9/2028 (a) (e) (f) (g)	EUR400,000	468,566
		4,043,806
Belgium — 0.4%
Azelis Finance NV
4.75%, 9/25/2029 (a)	EUR1,100,000	1,306,462
4.13%, 3/10/2031 (b)	EUR720,000	835,030
4.13%, 3/10/2031 (a)	EUR200,000	231,953
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (e) (f) (g)	EUR1,000,000	1,256,796
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (g)	200,000	203,963
(EUR Swap Annual 5 Year + 2.25%), 4.75%, 4/17/2035 (a) (g)	EUR500,000	603,719
Ontex Group NV 5.25%, 4/15/2030 (a)	EUR1,000,000	1,026,546
Shurgard Luxembourg SARL 4.00%, 5/27/2035 (a)	EUR2,100,000	2,402,352
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	929,906
		8,796,727
Brazil — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (a)	1,138,910	1,170,686
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	201,250
Guara Norte SARL
5.20%, 6/15/2034 (b)	972,378	948,069
5.20%, 6/15/2034 (a)	577,534	563,095
MV24 Capital BV
6.75%, 6/1/2034 (b)	697,500	702,522
6.75%, 6/1/2034 (a)	556,612	560,620
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	44,855
7.00%, 3/16/2047 (a)	505,000	542,118

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Brazil — continued
Vale Overseas Ltd.
6.13%, 6/12/2033	1,785,000	1,872,786
6.40%, 6/28/2054	515,000	526,242
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (b) (g)	357,000	357,947
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b)	1,386,313	1,483,355
		8,973,545
Canada — 1.3%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	1,420,000	1,258,697
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (g)	570,000	547,686
Emera US Finance LP 2.64%, 6/15/2031	6,772,000	6,080,209
Enbridge, Inc.
5.55%, 6/20/2035	6,820,000	6,990,659
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (g)	1,253,000	1,324,484
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (g)	2,023,000	2,313,659
TransCanada PipeLines Ltd.
4.63%, 3/1/2034	7,445,000	7,216,040
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (g)	240,000	241,767
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (g)	264,000	266,601
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (g)	757,000	758,659
		26,998,461
Chile — 0.0% ^
Chile Electricity Lux Mpc II Sarl 5.58%, 10/20/2035 (a)	293,252	297,885
China — 0.0% ^
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	198,600
Far East Horizon Ltd. 5.88%, 3/5/2028 (a)	585,000	590,324
		788,924
Colombia — 0.1%
AI Candelaria -spain- SA
5.75%, 6/15/2033 (a)	646,000	579,552
5.75%, 6/15/2033 (b)	250,000	224,285
Ecopetrol SA 8.88%, 1/13/2033	280,000	295,820
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	1,131,975	1,048,379
Grupo Nutresa SA 9.00%, 5/12/2035 (a)	507,000	556,078
		2,704,114
Czech Republic — 0.1%
CPI Property Group SA 4.75%, 7/22/2030 (a)	EUR2,000,000	2,209,115
Denmark — 0.3%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (g)	EUR700,000	779,420
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (g)	EUR1,800,000	2,190,931
Orsted A/S (EUR Swap Annual 5 Year + 2.62%), 5.25%, 12/8/3022 (a) (g)	EUR2,600,000	3,084,944
		6,055,295
Finland — 0.1%
Mehilainen Yhtiot Oy 5.13%, 6/30/2032 (a)	EUR1,700,000	1,984,693

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — 7.2%
Air France-KLM (EURIBOR ICE Swap Rate 5 Year + 3.58%), 5.75%, 5/21/2030 (a) (e) (f) (g)	EUR400,000	466,631
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,213,606
1.38%, 5/13/2031 (a)	EUR300,000	322,177
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (e) (f) (g)	EUR2,800,000	3,383,371
Altice France SA
7.25%, 11/1/2029 (b)	EUR1,753,050	2,047,424
4.75%, 10/15/2030 (b)	EUR1,996,506	2,255,951
5.50%, 10/15/2031 (b)	EUR228,659	259,733
5.50%, 10/15/2031 (a)	EUR598,974	680,372
Autoroutes du Sud de la France SA 3.25%, 1/19/2033 (a)	EUR600,000	690,794
AXA SA
(EURIBOR 3 Month + 3.60%), 4.25%, 3/10/2043 (a) (g)	EUR1,500,000	1,774,372
(EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (g)	EUR600,000	700,632
Banijay Entertainment SAS 7.00%, 5/1/2029 (a)	EUR1,468,000	1,765,883
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a)	EUR425,000	495,636
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (e) (f) (g)	1,000,000	1,055,847
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (e) (f) (g)	1,020,000	1,069,395
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (e) (f) (g)	EUR400,000	508,550
(EURIBOR 3 Month + 0.95%), 4.13%, 9/26/2032 (a) (g)	EUR500,000	603,553
BPCE SA
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (g)	EUR400,000	463,755
4.38%, 7/13/2028 (a)	EUR900,000	1,076,121
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (g)	7,286,000	6,444,991
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (g)	2,352,000	2,357,007
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (g)	250,000	222,188
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (g)	3,182,000	3,328,492
(SOFR + 1.63%), 5.77%, 6/2/2037 (b) (g)	1,256,000	1,263,056
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR419,000	352,947
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR175,000	24,507
Cie de Saint-Gobain SA 3.50%, 4/4/2033 (a)	EUR1,700,000	1,969,704
Credit Agricole SA
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (g)	GBP500,000	677,312
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (a) (c) (e) (f) (g)	EUR300,000	368,922
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (g)	1,545,000	1,600,852
Electricite de France SA
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (e) (f) (g)	EUR800,000	912,665
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (e) (f) (g)	EUR2,400,000	3,007,161
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (e) (f) (g)	EUR5,000,000	5,561,272
6.25%, 5/23/2033 (b)	4,250,000	4,546,481
Elis SA 1.63%, 4/3/2028 (a)	EUR1,200,000	1,364,602
Engie SA 1.25%, 10/24/2041 (a)	EUR200,000	152,400
Eutelsat Communications SACA
5.75%, 3/15/2031 (b)	EUR840,000	1,015,601
6.25%, 3/15/2033 (b)	EUR163,000	198,073
6.25%, 3/15/2033 (a)	EUR300,000	364,867
Eutelsat SA 1.50%, 10/13/2028 (a)	EUR1,600,000	1,789,222

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Fnac Darty SA 4.75%, 4/1/2032 (a)	EUR600,000	715,752
Forvia SE
2.38%, 6/15/2027 (a)	EUR117,000	135,228
3.75%, 6/15/2028 (a)	EUR1,428,571	1,664,549
5.63%, 6/15/2030 (b)	EUR234,000	281,202
5.63%, 6/15/2030 (a)	EUR1,500,000	1,802,578
5.38%, 3/15/2031 (b)	EUR1,005,000	1,197,251
5.38%, 3/15/2031 (a)	EUR600,000	714,776
5.50%, 6/15/2031 (a)	EUR2,000,000	2,389,935
Iliad Holding SAS
5.63%, 10/15/2028 (a)	EUR450,000	529,208
6.88%, 4/15/2031 (a)	EUR1,200,000	1,476,528
iliad SA
5.38%, 6/14/2027 (a)	EUR600,000	711,423
1.88%, 2/11/2028 (a)	EUR1,000,000	1,136,299
5.38%, 2/15/2029 (a)	EUR1,000,000	1,210,220
5.63%, 2/15/2030 (a)	EUR3,500,000	4,306,605
Loxam SAS
4.50%, 2/15/2027 (a)	EUR388,000	452,612
4.25%, 2/15/2030 (a)	EUR450,000	523,130
New Immo Holding SA
3.25%, 7/23/2027 (a)	EUR600,000	697,228
5.88%, 4/17/2028 (a)	EUR2,100,000	2,499,964
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR1,073,000	1,244,782
4.13%, 7/15/2030 (b)	EUR648,000	756,082
4.50%, 7/15/2032 (b)	EUR482,000	569,516
4.50%, 7/15/2032 (a)	EUR1,700,000	2,008,666
Picard Groupe SAS 6.38%, 7/1/2029 (a)	EUR1,200,000	1,446,751
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (g)	EUR3,200,000	3,871,703
Renault SA
2.00%, 9/28/2026 (a)	EUR900,000	1,046,543
2.50%, 6/2/2027 (a)	EUR800,000	926,789
1.13%, 10/4/2027 (a)	EUR2,200,000	2,495,741
Rexel SA
2.13%, 6/15/2028 (a)	EUR1,000,000	1,136,970
4.00%, 9/15/2030 (a)	EUR700,000	823,560
5.25%, 9/15/2030 (a)	EUR2,000,000	2,405,712
SNF Group SACA 4.50%, 3/15/2032 (a)	EUR1,300,000	1,541,864
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (b) (c) (e) (f) (g)	372,000	392,079
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (e) (f) (g)	440,000	481,664
(EUR Swap Annual 5 Year + 5.23%), 7.88%, 1/18/2029 (a) (c) (e) (f) (g)	EUR1,100,000	1,376,681
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (e) (f) (g)	1,050,000	1,103,813
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (e) (f) (g)	525,000	501,625
(EURIBOR 3 Month + 1.90%), 4.88%, 11/21/2031 (a) (g)	EUR2,000,000	2,456,176
(EURIBOR ICE Swap Rate 5 Year + 3.78%), 6.13%, 3/17/2032 (a) (c) (e) (f) (g)	EUR300,000	357,432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (g)	3,277,000	3,408,254

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(EURIBOR 3 Month + 1.40%), 3.75%, 9/2/2033 (a) (g)	EUR7,100,000	8,237,807
TotalEnergies Capital International SA 3.13%, 5/29/2050	1,240,000	835,362
TotalEnergies Capital SA 5.28%, 9/10/2054	4,208,000	3,966,703
TotalEnergies SE (EURIBOR ICE Swap Rate 5 Year + 1.35%), 3.79%, 2/26/2031 (a) (e) (f) (g)	EUR2,650,000	3,042,239
Valeo SE
5.38%, 5/28/2027 (a)	EUR1,200,000	1,420,279
4.50%, 4/11/2030 (a)	EUR2,900,000	3,431,632
5.13%, 5/20/2031 (a)	EUR2,000,000	2,394,864
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/28/2026 (a) (e) (f) (g)	EUR1,100,000	1,275,240
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (a) (e) (f) (g)	EUR900,000	1,101,602
(EURIBOR ICE Swap Rate 5 Year + 2.05%), 4.37%, 5/20/2030 (a) (e) (f) (g)	EUR3,500,000	4,096,298
(EURIBOR ICE Swap Rate 5 Year + 1.84%), 4.32%, 10/24/2032 (a) (e) (f) (g)	EUR1,200,000	1,378,972
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	110,067
Viridien
8.50%, 10/15/2030 (b)	EUR349,025	432,320
8.50%, 10/15/2030 (a)	EUR1,130,263	1,399,999
		144,276,400
Germany — 5.4%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (g)	400,000	396,362
Aroundtown Finance SARL (EURIBOR ICE Swap Rate 5 Year + 2.35%), 5.00%, 4/16/2029 (e) (f) (g)	EUR2,200,000	2,484,797
Bayer AG
Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (a) (g)	EUR1,500,000	1,843,694
(EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (g)	EUR3,000,000	3,845,679
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR1,800,000	2,112,073
Cheplapharm Arzneimittel GmbH
7.50%, 5/15/2030 (a)	EUR2,100,000	2,537,602
7.13%, 6/15/2031 (b)	EUR685,000	818,684
7.13%, 6/15/2031 (a)	EUR500,000	597,580
Cidron Atrium SE 5.63%, 2/15/2033 (b)	EUR448,000	514,361
Commerzbank AG
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (e) (f) (g)	EUR2,600,000	3,393,491
Series 1061, (EURIBOR 3 Month + 1.38%), 3.63%, 1/14/2032 (a) (g)	EUR6,500,000	7,617,031
(EURIBOR 3 Month + 1.25%), 4.00%, 7/16/2032 (a) (g)	EUR3,900,000	4,635,240
CT Investment GmbH
6.38%, 4/15/2030 (b)	EUR197,000	236,096
6.38%, 4/15/2030 (a)	EUR1,650,000	1,977,453
CTEC II GmbH 5.25%, 2/15/2030 (a)	EUR1,400,000	1,556,538
Deutsche Bahn AG Series CB, (EUR Swap Annual 5 Year + 1.89%), 1.60%, 7/18/2029 (a) (e) (f) (g)	EUR300,000	324,749
Deutsche Bank AG
(EURIBOR 3 Month + 2.05%), 1.75%, 11/19/2030 (a) (g)	EUR1,900,000	2,091,468
(SOFR + 1.14%), 4.73%, 2/6/2032 (g)	1,035,000	1,019,006
(EURIBOR 3 Month + 1.50%), 1.38%, 2/17/2032 (a) (g)	EUR3,000,000	3,174,533
(SOFR + 2.26%), 3.74%, 1/7/2033 (g)	450,000	412,127
Fressnapf Holding SE 5.25%, 10/31/2031 (a)	EUR2,300,000	2,713,039
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR4,650,000	5,809,530

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
IHO Verwaltungs GmbH
6.75% (Cash), 11/15/2029 (a) (h)	EUR200,000	243,637
5.63% (Cash), 5/15/2031 (b) (h)	EUR689,946	827,928
7.00% (Cash), 11/15/2031 (a) (h)	EUR2,923,000	3,633,214
Nidda Healthcare Holding GmbH
7.00%, 2/21/2030 (a)	EUR1,800,000	2,174,807
5.38%, 10/23/2030 (b)	EUR832,000	983,842
5.38%, 10/23/2030 (a)	EUR250,000	295,626
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (a)	EUR2,200,000	2,636,483
Progroup AG
5.13%, 4/15/2029 (a)	EUR1,300,000	1,534,530
5.38%, 4/15/2031 (a)	EUR400,000	472,266
Schaeffler AG
3.38%, 10/12/2028 (a)	EUR2,000,000	2,314,943
4.75%, 8/14/2029 (a)	EUR1,900,000	2,261,725
5.38%, 4/1/2031 (a)	EUR3,300,000	3,990,658
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (a)	EUR2,296,000	2,751,545
4.63%, 7/15/2032 (a)	EUR1,300,000	1,514,648
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR208,000	242,795
TUI Cruises GmbH
6.25%, 4/15/2029 (b)	EUR124,000	149,417
6.25%, 4/15/2029 (a)	EUR1,310,000	1,578,522
5.00%, 5/15/2030 (a)	EUR700,000	824,748
Volkswagen Financial Services NV 5.25%, 7/14/2031 (a)	GBP1,300,000	1,740,216
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (b)	200,000	203,134
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (e) (f) (g)	EUR300,000	353,351
3.25%, 11/18/2030 (a)	EUR600,000	692,479
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR5,050,000	6,016,285
Vonovia SE
0.75%, 9/1/2032 (a)	EUR4,500,000	4,381,749
4.25%, 4/10/2034 (a)	EUR2,700,000	3,196,335
Wintershall Dea Finance 2 BV (EURIBOR ICE Swap Rate 5 Year + 3.94%), 6.12%, 5/8/2030 (a) (e) (f) (g)	EUR2,200,000	2,653,926
ZF Europe Finance BV
2.50%, 10/23/2027 (a)	EUR1,500,000	1,726,147
6.13%, 3/13/2029 (a)	EUR500,000	605,330
7.00%, 6/12/2030 (a)	EUR1,500,000	1,863,720
5.50%, 2/17/2032 (a)	EUR2,200,000	2,540,635
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR1,500,000	1,687,846
3.75%, 9/21/2028 (a)	EUR1,400,000	1,617,146
		107,820,766
Greece — 0.7%
Alpha Bank SA
(EURIBOR ICE Swap Rate 5 Year + 3.27%), 6.00%, 9/13/2034 (a) (g)	EUR2,200,000	2,716,138
(EURIBOR ICE Swap Rate 5 Year + 1.93%), 4.31%, 7/23/2036 (a) (g)	EUR400,000	466,605

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Greece — continued
Eurobank SA
(EUR Swap Annual 5 Year + 3.71%), 6.25%, 4/25/2034 (a) (g)	EUR1,600,000	1,973,092
(EURIBOR ICE Swap Rate 5 Year + 2.00%), 4.25%, 4/30/2035 (a) (g)	EUR600,000	699,468
Intralot Capital Luxembourg SA
6.75%, 10/15/2031 (b)	EUR445,000	518,041
6.75%, 10/15/2031 (a)	EUR600,000	698,482
National Bank of Greece SA (EURIBOR ICE Swap Rate 5 Year + 3.15%), 5.88%, 6/28/2035 (a) (g)	EUR2,350,000	2,910,695
Piraeus Bank SA
(EUR Swap Annual 5 Year + 4.77%), 7.25%, 4/17/2034 (a) (g)	EUR1,400,000	1,766,294
(EURIBOR ICE Swap Rate 5 Year + 3.15%), 5.38%, 9/18/2035 (a) (g)	EUR1,200,000	1,455,835
		13,204,650
Hungary — 0.1%
OTP Bank Nyrt. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (a) (g)	983,000	1,026,252
India — 0.2%
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	1,379,400	1,320,334
Greenko Wind Projects Mauritius Ltd. 7.25%, 9/27/2028 (a)	945,600	955,888
Muthoot Finance Ltd. 5.75%, 8/4/2030 (a)	960,000	946,800
		3,223,022
Indonesia — 0.2%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	1,740,000	1,761,402
Medco Cypress Tree Pte. Ltd. 8.63%, 5/19/2030 (a)	890,000	930,765
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	385,796
		3,077,963
Ireland — 2.1%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	640,935
4.13%, 2/28/2029	342,000	337,461
4.63%, 9/10/2029	150,000	149,670
3.30%, 1/30/2032	12,163,000	11,129,532
AIB Group plc
(EURIBOR ICE Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (a) (c) (e) (f) (g)	EUR1,650,000	2,058,606
(EURIBOR ICE Swap Rate 5 Year + 1.40%), 3.75%, 12/2/2036 (a) (g)	EUR400,000	459,947
Avolon Holdings Funding Ltd.
6.38%, 5/4/2028 (b)	285,000	292,917
5.75%, 3/1/2029 (b)	3,030,000	3,094,872
5.75%, 11/15/2029 (b)	567,000	580,812
5.15%, 1/15/2030 (b)	1,840,000	1,848,685
5.38%, 5/30/2030 (b)	7,654,000	7,736,740
4.95%, 10/15/2032 (b)	8,495,000	8,284,834
eircom Finance DAC
5.75%, 12/15/2029 (a)	EUR1,810,000	2,178,108
5.00%, 4/30/2031 (a)	EUR2,500,000	2,939,802
		41,732,921
Italy — 6.3%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR2,500,000	2,934,885

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
Banca Monte dei Paschi di Siena SpA
(EURIBOR 3 Month + 1.30%), 3.50%, 5/28/2031 (a) (g)	EUR1,100,000	1,288,646
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 4.38%, 10/2/2035 (a) (g)	EUR1,200,000	1,419,802
Banco BPM SpA
(EURIBOR 3 Month + 1.47%), 3.88%, 9/9/2030 (a) (g)	EUR1,000,000	1,183,506
(EUR Swap Annual 5 Year + 2.45%), 5.00%, 6/18/2034 (a) (g)	EUR2,750,000	3,310,241
(EURIBOR ICE Swap Rate 5 Year + 1.80%), 4.00%, 1/1/2036 (a) (g)	EUR2,700,000	3,153,689
Dolcetto Holdco SpA
5.63%, 7/14/2032 (b)	EUR545,000	638,701
5.63%, 7/14/2032 (a)	EUR2,100,000	2,461,049
ENEL Finance International NV
1.63%, 7/12/2026 (b) (i)	1,010,000	1,006,643
3.50%, 4/6/2028 (b)	200,000	196,289
2.13%, 7/12/2028 (b) (i)	425,000	404,637
2.50%, 7/12/2031 (b) (i)	3,036,000	2,703,915
5.00%, 6/15/2032 (b)	6,000,000	5,998,128
Enel SpA
(EURIBOR ICE Swap Rate 5 Year + 2.13%), 4.75%, 2/27/2029 (a) (e) (f) (g)	EUR800,000	953,110
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (e) (f) (g)	EUR500,000	532,238
(EUR Swap Annual 5 Year + 3.77%), 6.63%, 4/16/2031 (a) (e) (f) (g)	EUR1,300,000	1,667,136
Eni SpA
4.25%, 5/9/2029 (b)	250,000	248,370
Series NC9, (EUR Swap Annual 5 Year + 3.64%), 3.38%, 7/13/2029 (a) (e) (f) (g)	EUR800,000	920,728
(EURIBOR ICE Swap Rate 5 Year + 1.64%), 4.13%, 1/19/2032 (a) (e) (f) (g)	EUR2,000,000	2,303,883
5.75%, 5/19/2035 (b)	6,680,000	6,897,909
5.95%, 5/15/2054 (b)	860,000	857,633
Fibercop SpA
2.38%, 10/12/2027 (a)	EUR500,000	575,283
6.88%, 2/15/2028 (a)	EUR1,843,000	2,251,814
1.63%, 1/18/2029	EUR2,702,000	2,981,948
7.75%, 1/24/2033	EUR1,700,000	2,279,689
Gruppo San Donato SpA
6.50%, 10/31/2031 (b)	EUR1,440,000	1,617,827
6.50%, 10/31/2031 (a)	EUR900,000	1,011,142
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR1,559,000	1,769,320
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/2028 (a)	EUR800,000	888,661
3.75%, 4/1/2030 (a)	EUR300,000	344,261
3.63%, 10/13/2032 (a)	EUR600,000	666,498
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (a) (c) (e) (f) (g)	EUR250,000	296,208
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (a) (c) (e) (f) (g)	EUR1,000,000	1,203,646
5.25%, 1/13/2030 (a)	EUR1,595,000	1,991,328
(EUR Swap Annual 5 Year + 4.27%), 4.13%, 2/27/2030 (a) (c) (e) (f) (g)	EUR300,000	342,178
5.13%, 8/29/2031 (a)	EUR400,000	504,976
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (a) (c) (e) (f) (g)	EUR2,300,000	2,913,683
(EURIBOR 3 Month + 1.48%), 3.85%, 9/16/2032 (a) (g)	EUR8,700,000	10,279,260
6.63%, 6/20/2033 (b)	1,220,000	1,326,745

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (g)	680,000	586,224
Italmatch Chemicals SpA 6.25%, 2/5/2031 (a)	EUR500,000	592,464
Lottomatica Group Spa
4.88%, 1/31/2031 (b)	EUR472,000	558,796
4.88%, 1/31/2031 (a)	EUR2,500,000	2,959,726
4.63%, 4/30/2032 (b)	EUR538,000	627,481
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,691,000	2,025,107
Mundys SpA
1.88%, 7/13/2027 (a)	EUR284,000	325,071
1.88%, 2/12/2028 (a)	EUR1,400,000	1,588,729
4.75%, 1/24/2029 (a)	EUR2,800,000	3,349,425
4.50%, 1/24/2030 (a)	EUR1,600,000	1,907,147
Neopharmed Gentili SpA 7.13%, 4/8/2030 (a)	EUR2,008,000	2,423,442
Pro-Gest SpA 3.25%, 12/15/2024 (a) (j)	EUR477,000	260,104
Rekeep SpA
9.00%, 9/15/2029 (b)	EUR261,000	234,433
9.00%, 9/15/2029 (a)	EUR850,000	763,478
Rossini SARL 6.75%, 12/31/2029 (a)	EUR2,432,000	2,944,722
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR700,000	998,093
Telecom Italia SpA
6.88%, 2/15/2028 (a)	EUR1,296,000	1,588,403
7.88%, 7/31/2028 (a)	EUR2,160,000	2,728,739
1.63%, 1/18/2029 (a)	EUR2,798,000	3,115,926
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (e) (f) (g)	EUR400,000	466,700
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (g)	200,000	199,972
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (a) (c) (e) (f) (g)	EUR2,000,000	2,332,987
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (g)	EUR600,000	691,622
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (g)	EUR1,300,000	1,558,732
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (a) (c) (e) (f) (g)	EUR1,000,000	1,236,548
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (g)	410,000	377,391
(EURIBOR 3 Month + 1.40%), 3.80%, 1/16/2033 (a) (g)	EUR9,330,000	10,962,557
4.20%, 6/11/2034 (a)	EUR2,600,000	3,102,618
(EURIBOR ICE Swap Rate 5 Year + 1.80%), 4.18%, 6/24/2037 (a) (g)	EUR800,000	941,440
		125,773,682
Jamaica — 0.1%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (b)	1,175,000	1,218,945
Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (g)	707,000	697,997
Nissan Motor Co. Ltd.
5.25%, 7/17/2029 (b)	EUR505,000	596,044
5.25%, 7/17/2029 (a)	EUR2,200,000	2,596,627
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (a) (e) (f) (g)	EUR3,200,000	3,690,801
SoftBank Group Corp.
5.25%, 10/10/2029 (a)	EUR1,050,000	1,227,907
5.88%, 7/10/2031 (a)	EUR1,300,000	1,517,493

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Japan — continued
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,121,823
1.00%, 7/9/2029	EUR363,000	395,716
5.30%, 7/5/2034	2,842,000	2,884,823
		14,729,231
Jersey — 0.2%
Deepocean Ltd.
6.00%, 4/8/2031 (b)	EUR613,000	734,007
6.00%, 4/8/2031 (a)	EUR1,600,000	1,915,841
Waga Bondco Ltd.
8.50%, 6/15/2030 (b)	GBP220,000	243,535
8.50%, 6/15/2030 (a)	GBP1,200,000	1,328,374
		4,221,757
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	863,000	874,866
5.75%, 4/19/2047 (a)	1,620,000	1,546,136
6.38%, 10/24/2048 (a)	885,000	892,337
		3,313,339
Luxembourg — 1.5%
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR950,000	805,545
Altice France Lux 3 10.00%, 1/15/2033 (b)	350,449	341,684
Essendi SA
6.38%, 10/15/2029 (a)	EUR1,105,000	1,340,026
5.50%, 11/15/2031 (a)	EUR2,400,000	2,823,660
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR513,000	381,677
INEOS Finance plc
6.38%, 4/15/2029 (a)	EUR2,228,000	2,574,109
5.63%, 8/15/2030 (a)	EUR700,000	766,032
7.25%, 3/31/2031 (a)	EUR1,000,000	1,135,791
7.88%, 11/15/2031 (b)	EUR705,000	814,183
Logicor Financing Sarl 3.75%, 7/14/2032 (a)	EUR1,000,000	1,145,458
Logicor Financing SARL 1.63%, 1/17/2030 (a)	EUR2,000,000	2,173,117
Maxam Prill SARL 6.00%, 7/15/2030 (a)	EUR2,500,000	2,962,327
NJJ Continental SA 4.50%, 1/30/2030 (a)	EUR800,000	946,221
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR3,127,000	3,763,392
SELP Finance SARL, REIT
0.88%, 5/27/2029 (a)	EUR1,400,000	1,519,828
3.75%, 1/16/2032 (a)	EUR4,900,000	5,713,337
SES SA
0.88%, 11/4/2027 (a)	EUR130,000	146,348
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (a) (g)	EUR700,000	826,889
		30,179,624

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Macau — 0.1%
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	990,000	948,851
Wynn Macau Ltd. 5.63%, 8/26/2028 (a)	593,000	590,776
		1,539,627
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	1,846,000	1,243,650
Mexico — 0.8%
Alpek SAB de CV 3.25%, 2/25/2031 (a)	675,000	589,613
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (g)	1,290,000	1,262,729
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/28/2026 (b) (e) (f) (g)	1,148,000	1,143,982
Esentia Energy Development SAB de CV 6.50%, 7/30/2038 (b)	617,000	611,139
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	2,011,720	2,043,506
Orbia Advance Corp. SAB de CV 6.80%, 5/13/2030 (a)	556,000	558,780
Petroleos Mexicanos
5.95%, 1/28/2031	2,695,000	2,660,396
10.00%, 2/7/2033	1,050,000	1,233,225
7.69%, 1/23/2050	4,000,000	3,662,120
Saavi Energia SARL 8.88%, 2/10/2035 (b)	1,185,000	1,283,805
		15,049,295
Netherlands — 1.3%
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR190,000	228,035
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (e) (f) (g)	EUR400,000	468,837
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (g)	890,000	884,102
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,017,000	1,138,221
House of HR Group BV 9.00%, 11/3/2029 (a)	EUR900,000	909,678
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (e) (f) (g)	495,000	495,926
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (c) (e) (f) (g)	400,000	426,457
Koninklijke KPN NV (EURIBOR ICE Swap Rate 5 Year + 1.97%), 4.88%, 6/18/2029 (a) (e) (f) (g)	EUR2,100,000	2,512,458
Q-Park Holding I BV
2.00%, 3/1/2027 (a)	EUR400,000	464,151
5.13%, 3/1/2029 (a)	EUR1,193,000	1,417,370
5.13%, 2/15/2030 (a)	EUR1,600,000	1,900,623
4.25%, 9/1/2030 (a)	EUR1,600,000	1,873,567
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR1,700,000	1,955,049
Trivium Packaging Finance BV
6.63%, 7/15/2030 (b)	EUR307,000	372,131
6.63%, 7/15/2030 (a)	EUR2,100,000	2,545,521
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR2,700,000	3,013,355
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR700,000	828,224
Ziggo Bond Co. BV
3.38%, 2/28/2030 (a)	EUR4,100,000	4,168,827
6.13%, 11/15/2032 (a)	EUR900,000	917,183
		26,519,715

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
New Zealand — 0.0% ^
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	457,759
Nigeria — 0.0% ^
IHS Holding Ltd. 8.25%, 11/29/2031 (a)	890,000	929,925
Norway — 0.0% ^
Aker BP ASA 5.25%, 10/30/2035 (b)	284,000	278,573
Panama — 0.1%
Generadora de Gatun SA 6.87%, 9/30/2044 (b)	1,472,000	1,501,028
Peru — 0.0% ^
Peru LNG Srl, 5.38%, 3/22/2030 (a)	834,834	809,789
Poland — 0.0% ^
ORLEN SA 6.00%, 1/30/2035 (a)	280,000	289,778
Portugal — 0.5%
EDP Finance BV 1.50%, 11/22/2027 (a)	EUR750,000	859,056
EDP SA
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (a) (g)	EUR4,000,000	4,717,120
(EURIBOR ICE Swap Rate 5 Year + 2.24%), 4.50%, 5/27/2055 (a) (g)	EUR1,300,000	1,516,484
(EUR Swap Annual 5 Year + 2.38%), 1.88%, 8/2/2081 (a) (g)	EUR500,000	581,954
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (g)	EUR400,000	459,854
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (g)	EUR1,900,000	2,297,006
		10,431,474
Saudi Arabia — 0.1%
Gaci First Investment Co. 4.88%, 2/14/2035 (a)	2,770,000	2,703,354
Slovenia — 0.1%
United Group BV
6.75%, 2/15/2031 (a)	EUR1,000,000	1,206,070
6.38%, 5/14/2033 (b)	EUR1,207,000	1,425,443
		2,631,513
South Africa — 0.8%
Anglo American Capital plc
5.50%, 5/2/2033 (b)	6,145,000	6,288,178
5.75%, 4/5/2034 (b)	9,090,000	9,388,243
		15,676,421
Spain — 4.3%
Abertis Infraestructuras Finance BV
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (a) (e) (f) (g)	EUR2,000,000	2,377,795
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (a) (e) (f) (g)	EUR1,600,000	1,888,897
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (e) (f) (g)	1,200,000	1,311,702
Banco de Sabadell SA
(EUR Swap Annual 5 Year + 5.17%), 5.00%, 5/19/2027 (a) (c) (e) (f) (g)	EUR200,000	234,717
(EUR Swap Annual 5 Year + 6.83%), 9.38%, 7/18/2028 (a) (c) (e) (f) (g)	EUR1,800,000	2,310,522
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.50%, 5/27/2031 (a) (g)	EUR1,200,000	1,405,455
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.38%, 2/18/2033 (a) (g)	EUR3,300,000	3,805,880

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (g)	800,000	793,819
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (e) (f) (g)	600,000	654,247
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (e) (f) (g)	EUR1,800,000	2,252,147
4.88%, 10/18/2031 (a)	EUR500,000	623,462
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (e) (f) (g)	400,000	470,214
5.13%, 11/6/2035	6,400,000	6,282,002
Bankinter SA
(EUR Swap Annual 1 Year + 1.20%), 4.38%, 5/3/2030 (a) (g)	EUR800,000	962,783
(EURIBOR ICE Swap Rate 1 Year + 1.10%), 3.50%, 9/10/2032 (a) (g)	EUR1,700,000	1,988,977
(EURIBOR ICE Swap Rate 1 Year + 1.20%), 3.63%, 2/4/2033 (a) (g)	EUR6,200,000	7,220,275
CaixaBank SA
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (a) (g)	EUR900,000	1,089,100
(EURIBOR ICE Swap Rate 5 Year + 5.30%), 7.50%, 1/16/2030 (a) (c) (e) (f) (g)	EUR1,200,000	1,533,643
(EURIBOR 3 Month + 1.50%), 4.13%, 2/9/2032 (a) (g)	EUR2,400,000	2,885,306
(EURIBOR ICE Swap Rate 5 Year + 3.94%), 6.25%, 7/24/2032 (a) (c) (e) (f) (g)	EUR1,400,000	1,717,717
(EURIBOR 3 Month + 1.30%), 3.63%, 9/19/2032 (a) (g)	EUR10,800,000	12,646,444
(EUR Swap Annual 5 Year + 3.00%), 6.13%, 5/30/2034 (a) (g)	EUR200,000	247,834
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (g)	2,175,000	2,375,357
Celsa Opco SA 8.25%, 12/15/2030 (a)	EUR1,510,000	1,861,786
Cirsa Finance International Sarl
6.50%, 3/15/2029 (a)	EUR149,000	180,163
4.88%, 10/15/2031 (a)	EUR1,000,000	1,177,981
Cirsa Finance International SARL
7.88%, 7/31/2028 (a)	EUR1,100,000	1,317,727
6.50%, 3/15/2029 (a)	EUR1,100,000	1,330,059
4.88%, 10/15/2031 (b)	EUR1,155,000	1,360,568
eDreams ODIGEO SA
4.88%, 12/30/2030 (b)	EUR661,000	692,667
4.88%, 12/30/2030 (a)	EUR635,000	665,421
Grifols SA 3.88%, 10/15/2028 (a)	EUR1,800,000	2,087,952
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (a)	EUR1,770,000	950,049
10.38%, 1/30/2030 (a)	EUR448,000	215,956
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR1,142,000	1,338,576
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (a)	EUR248,128	289,495
5.75%, 4/30/2029 (a)	EUR1,150,000	1,381,532
Repsol Europe Finance Sarl (EURIBOR ICE Swap Rate 5 Year + 1.75%), 4.20%, 11/19/2031 (a) (e) (f) (g)	EUR800,000	922,488
Telefonica Emisiones SA 4.67%, 3/6/2038	150,000	137,047
Telefonica Europe BV
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (e) (f) (g)	EUR2,600,000	2,981,456
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (e) (f) (g)	EUR5,500,000	6,810,772
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (a) (e) (f) (g)	EUR2,800,000	3,572,086
(EURIBOR ICE Swap Rate 8 Year + 3.12%), 5.75%, 1/15/2032 (a) (e) (f) (g)	EUR800,000	985,561
		87,337,637

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Sweden — 0.7%
Asmodee Group AB
5.75%, 12/15/2029 (b)	EUR104,000	126,095
5.75%, 12/15/2029 (a)	EUR1,360,000	1,648,931
4.25%, 12/15/2031 (b)	EUR300,000	347,402
4.25%, 12/15/2031 (a)	EUR1,300,000	1,505,408
Assemblin Caverion Group AB 6.25%, 7/1/2030 (a)	EUR1,300,000	1,566,014
Heimstaden Bostad AB (EURIBOR ICE Swap Rate 5 Year + 4.19%), 6.25%, 12/4/2029 (a) (e) (f) (g)	EUR1,400,000	1,678,986
Samhallsbyggnadsbolaget I Norden Holding AB
2.25%, 7/12/2027 (a)	EUR750,000	844,785
1.13%, 9/26/2029 (a)	EUR1,150,000	1,112,486
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (e) (f) (g)	1,000,000	949,108
Verisure Holding AB
5.50%, 5/15/2030 (b)	EUR450,000	540,669
5.50%, 5/15/2030 (a)	EUR1,779,000	2,137,445
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR1,404,255	1,645,594
Volvo Car AB 2.50%, 10/7/2027 (a)	EUR740,000	849,759
		14,952,682
Switzerland — 1.7%
Dufry One BV
2.00%, 2/15/2027 (a)	EUR1,575,000	1,821,187
4.75%, 4/18/2031 (a)	EUR2,750,000	3,265,468
Holcim Finance Luxembourg SA
0.50%, 4/23/2031 (a)	EUR1,400,000	1,420,883
0.63%, 1/19/2033 (a)	EUR500,000	479,715
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	322,170
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (g)	200,000	199,674
Tyco Electronics Group SA 3.25%, 1/31/2033	EUR3,600,000	4,130,071
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (g)	1,122,000	1,122,266
4.28%, 1/9/2028 (b)	1,898,000	1,892,453
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (e) (f) (g)	585,000	632,862
(EURIBOR ICE Swap Rate 1 Year + 0.78%), 2.88%, 2/12/2030 (a) (g)	EUR1,200,000	1,386,823
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (g)	974,000	951,222
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (g)	4,590,000	4,051,296
(EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.75%, 3/17/2032 (a) (g)	EUR6,900,000	8,501,474
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (g)	561,000	514,976
0.63%, 1/18/2033 (a)	EUR1,200,000	1,157,010
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (g)	430,000	381,015
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (e) (f) (g)	800,000	923,638
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (g)	EUR700,000	817,597
		33,971,800
Taiwan — 0.1%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	376,584
TSMC Global Ltd. 2.25%, 4/23/2031 (b)	700,000	631,596
		1,008,180

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trinidad And Tobago — 0.1%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (b)	1,091,000	1,153,733
Turkey — 0.0% ^
Turkcell Iletisim Hizmetleri A/S 7.45%, 1/24/2030 (a)	900,000	917,253
United Kingdom — 7.4%
888 Acquisitions Ltd.
(EURIBOR 3 Month + 5.50%), 7.70%, 7/15/2028 (a) (g)	EUR420,000	479,012
10.75%, 5/15/2030 (a)	GBP500,000	651,760
8.00%, 9/30/2031 (b)	EUR643,000	711,092
8.00%, 9/30/2031 (a)	EUR500,000	552,949
Amber Finco plc 6.63%, 7/15/2029 (a)	EUR2,515,000	3,043,523
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR900,000	973,634
4.00%, 9/18/2042	3,990,000	3,391,293
Barclays plc
(SOFR + 2.22%), 6.49%, 9/13/2029 (g)	5,240,000	5,439,712
(GBP SWAP OIS SONIA 1 Year + 2.55%), 7.09%, 11/6/2029 (a) (g)	GBP500,000	703,643
(SONIA + 2.06%), 5.85%, 3/21/2035 (a) (g)	GBP2,000,000	2,716,606
(EURIBOR ICE Swap Rate 1 Year + 1.55%), 4.35%, 5/8/2035 (a) (g)	EUR1,300,000	1,555,245
(EURIBOR ICE Swap Rate 5 Year + 2.10%), 4.97%, 5/31/2036 (a) (g)	EUR1,300,000	1,580,191
(SOFR + 1.51%), 5.21%, 2/24/2037 (g)	735,000	715,575
BAT Capital Corp. 7.08%, 8/2/2043	2,505,000	2,792,981
BCP V Modular Services Finance II plc
4.75%, 11/30/2028 (a)	EUR2,050,000	2,220,166
6.50%, 7/10/2031 (b)	EUR1,261,000	1,240,203
6.50%, 7/10/2031 (a)	EUR300,000	295,052
Bellis Acquisition Co. plc
8.13%, 5/14/2030 (a)	GBP1,300,000	1,617,406
8.00%, 7/1/2031 (b)	EUR615,000	690,757
Boots Group Finco LP
5.38%, 8/31/2032 (b)	EUR816,000	979,073
5.38%, 8/31/2032 (a)	EUR1,140,000	1,367,822
Cadent Finance plc
0.63%, 3/19/2030 (a)	EUR800,000	842,341
3.75%, 4/16/2033 (a)	EUR1,500,000	1,746,597
EC Finance plc 3.25%, 10/15/2026 (a) (i)	EUR1,349,000	1,562,456
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP594,872	697,147
Froneri Lux FinCo. SARL 4.75%, 8/1/2032 (a)	EUR2,600,000	2,939,735
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	859,536
Hammerson plc, REIT 5.88%, 10/8/2036 (a)	GBP700,000	922,373
Heathrow Funding Ltd.
6.75%, 12/3/2026 (a)	GBP300,000	408,026
1.50%, 2/11/2030 (a)	EUR1,300,000	1,413,759
1.13%, 10/8/2030 (a)	EUR1,000,000	1,057,782
6.00%, 3/5/2032 (a)	GBP600,000	814,304
4.50%, 7/11/2033 (a)	EUR500,000	606,408
1.88%, 3/14/2034 (a)	EUR250,000	251,991
5.88%, 5/13/2041 (a)	GBP300,000	383,443

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
HSBC Holdings plc
5.75%, 12/20/2027 (a)	GBP200,000	272,706
(SOFR + 2.61%), 5.21%, 8/11/2028 (g)	380,000	383,100
(SOFR + 1.73%), 2.01%, 9/22/2028 (g)	3,260,000	3,155,828
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (g)	374,000	366,425
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (e) (f) (g)	1,528,000	1,429,869
(SOFR + 1.41%), 2.87%, 11/22/2032 (g)	12,025,000	10,807,224
Iceland Bondco plc 10.88%, 12/15/2027 (a)	GBP816,000	1,141,992
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR980,000	1,094,651
6.75%, 4/15/2030 (a)	EUR924,000	949,695
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR300,000	343,915
Jaguar Land Rover Automotive plc 4.50%, 7/15/2028 (a)	EUR600,000	698,803
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (g)	410,000	411,196
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 7.85%, 2/26/2031 (a) (e) (f) (g)	GBP394,000	305,042
National Grid Electricity Distribution East Midlands plc 3.53%, 9/20/2028 (a)	EUR900,000	1,060,108
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	1,049,613
0.25%, 9/1/2028 (a)	EUR1,000,000	1,097,758
4.28%, 1/16/2035 (a)	EUR1,000,000	1,202,675
Nationwide Building Society (EURIBOR 3 Month + 1.15%), 3.83%, 7/24/2032 (a) (g)	EUR3,200,000	3,785,815
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (g)	1,885,000	1,911,326
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (g)	EUR2,500,000	2,758,819
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (g)	6,435,000	6,494,948
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (e) (f) (g)	400,000	437,496
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (g)	EUR1,930,000	2,216,852
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR2,000,000	2,272,301
OEG Finance plc 7.25%, 9/27/2029 (a)	EUR1,249,000	1,513,186
PeopleCert Wisdom Issuer plc
5.50%, 6/15/2031 (b)	EUR450,000	513,295
5.50%, 6/15/2031 (a)	EUR1,200,000	1,368,786
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR1,187,000	1,440,579
Playtech plc 5.88%, 6/28/2028 (a)	EUR800,000	946,851
Punch Finance plc
7.88%, 12/30/2030 (b)	GBP571,000	778,512
7.88%, 12/30/2030 (a)	GBP1,800,000	2,454,153
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP2,419,000	3,229,748
RELX Finance BV
0.88%, 3/10/2032 (a)	EUR1,700,000	1,712,813
3.38%, 3/20/2033 (a)	EUR500,000	574,562
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.67%, 6/14/2027 (g)	900,000	899,027
(SOFR + 2.60%), 6.53%, 1/10/2029 (g)	6,875,000	7,075,976
Scottish Hydro Electric Transmission plc 3.38%, 9/4/2032 (a)	EUR2,700,000	3,124,934
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	555,194

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (g)	2,170,000	2,267,628
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (g)	2,850,000	2,828,654
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (g)	2,510,000	2,460,013
Synthomer plc 7.38%, 5/2/2029 (a)	EUR1,270,000	1,252,434
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR1,200,000	1,215,848
Vmed O2 UK Financing I plc
4.00%, 1/31/2029 (a)	GBP600,000	772,241
3.25%, 1/31/2031 (a)	EUR2,200,000	2,328,089
5.63%, 4/15/2032 (a)	EUR3,400,000	3,704,870
Vodafone Group plc
5.75%, 6/28/2054	3,595,000	3,441,466
(EURIBOR ICE Swap Rate 5 Year + 1.84%), 4.13%, 9/12/2055 (a) (g)	EUR400,000	458,565
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (g)	EUR900,000	1,059,999
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (g)	429,000	444,422
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (g)	EUR3,800,000	4,240,472
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (g)	EUR2,100,000	2,625,589
		149,159,656
United States — 10.5%
AbbVie, Inc. 4.25%, 11/21/2049	897,000	734,283
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	40,333
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (f) (g)	104,000	103,394
(SOFR + 1.79%), 5.67%, 4/25/2036 (g)	250,000	259,280
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	108,256
Amgen, Inc.
4.85%, 2/19/2036	549,000	538,152
4.88%, 3/1/2053	250,000	217,786
Ardagh Group SA
9.50%, 12/1/2030 (b)	530,000	565,862
12.00% (Blend (Cash 4.50% + PIK 7.50%)), 12/1/2030 (a) (h)	EUR400,000	408,379
12.00% (Blend (Cash 4.50% + PIK 7.50%)), 12/1/2030 (b) (h) (k)	EUR1,900,000	1,939,799
AT&T, Inc.
4.90%, 11/1/2035	1,250,000	1,219,722
3.50%, 9/15/2053	130,000	85,968
3.55%, 9/15/2055	99,000	64,727
6.05%, 8/15/2056	690,000	681,866
6.20%, 10/30/2056	1,810,000	1,821,845
Baker Hughes Holdings LLC 5.00%, 6/15/2036	1,240,000	1,221,329
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (g)	175,000	172,898
(SOFR + 1.63%), 5.20%, 4/25/2029 (g)	500,000	506,271
(SOFR + 1.57%), 5.82%, 9/15/2029 (g)	1,080,000	1,109,037
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (e) (f) (g)	317,000	327,618
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (e) (f) (g)	970,000	984,443
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (g)	560,000	508,572
(SOFR + 1.32%), 2.69%, 4/22/2032 (g)	249,000	226,045

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(SOFR + 1.04%), 4.70%, 4/23/2032 (g)	3,430,000	3,409,248
(SOFR + 1.22%), 2.30%, 7/21/2032 (g)	470,000	415,889
(SOFR + 1.65%), 5.47%, 1/23/2035 (g)	312,000	319,046
(SOFR + 1.91%), 5.43%, 8/15/2035 (g)	795,000	798,616
(SOFR + 1.31%), 5.51%, 1/24/2036 (g)	196,000	200,792
(SOFR + 1.13%), 5.05%, 2/6/2037 (g)	3,870,000	3,815,022
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (g)	812,000	756,389
Beignet Investor LLC 6.58%, 5/30/2049 (b)	1,396,000	1,439,166
Berry Global, Inc. 5.80%, 6/15/2031	760,000	790,693
BG Energy Capital plc 2.25%, 11/21/2029 (a)	EUR200,000	226,602
Boeing Co. (The) 3.95%, 8/1/2059	377,000	270,247
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	796,721
4.81%, 2/13/2033	2,400,000	2,398,139
BP Capital Markets BV 3.36%, 9/12/2031 (a)	EUR1,200,000	1,403,658
BP Capital Markets plc
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 6/8/2026 (a) (e) (f) (g)	EUR1,350,000	1,574,640
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (e) (f) (g)	EUR200,000	232,148
Brightstar Lottery Holdings BV 4.25%, 3/15/2030 (a)	EUR400,000	470,699
Brightstar Lottery plc 2.38%, 4/15/2028 (a)	EUR1,150,000	1,317,598
Broadcom, Inc.
4.55%, 2/15/2032	180,000	178,248
5.20%, 7/15/2035	54,000	54,323
3.14%, 11/15/2035 (b)	1,838,000	1,565,710
Carnival plc
4.13%, 7/15/2031 (b)	EUR959,000	1,113,709
4.13%, 7/15/2031 (a)	EUR2,900,000	3,367,839
Carrier Global Corp. 4.50%, 11/29/2032	EUR500,000	614,098
CCO Holdings LLC
5.13%, 5/1/2027 (b)	42,000	41,973
4.25%, 2/1/2031 (b)	660,000	597,565
Celanese US Holdings LLC
6.34%, 1/19/2029 (i)	EUR1,400,000	1,717,843
5.00%, 4/15/2031	EUR1,200,000	1,411,271
Cencora, Inc.
2.70%, 3/15/2031	2,528,000	2,308,831
3.63%, 5/22/2032	EUR500,000	584,888
4.90%, 2/13/2036	86,000	83,936
CF Industries, Inc. 4.95%, 6/1/2043	110,000	100,079
Charter Communications Operating LLC
3.50%, 6/1/2041	1,116,000	779,299
5.13%, 7/1/2049	146,000	112,326
3.90%, 6/1/2052	282,000	179,156
5.25%, 4/1/2053	165,000	128,773
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	566,504
5.75%, 8/15/2034	1,715,000	1,779,220
5.55%, 10/30/2035	2,120,000	2,162,950

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (e) (f) (g)	670,000	684,146
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (e) (f) (g)	290,000	292,761
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (e) (f) (g)	413,000	420,323
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (e) (f) (g)	490,000	499,783
(SOFR + 1.34%), 4.54%, 9/19/2030 (g)	755,000	751,954
(SOFR + 1.17%), 4.50%, 9/11/2031 (g)	718,000	710,366
(SOFR + 1.17%), 2.56%, 5/1/2032 (g)	320,000	287,930
(SOFR + 1.18%), 2.52%, 11/3/2032 (g)	140,000	124,328
(SOFR + 2.34%), 6.27%, 11/17/2033 (g)	250,000	267,378
(SOFR + 2.06%), 5.83%, 2/13/2035 (g)	410,000	418,641
(SOFR + 1.47%), 5.33%, 3/27/2036 (g)	2,865,000	2,886,820
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (g)	EUR416,000	487,328
(SOFR + 1.49%), 5.17%, 9/11/2036 (g)	240,000	238,824
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	833,458
6.04%, 11/15/2033 (b)	200,000	211,269
Constellation Energy Generation LLC 5.60%, 6/15/2042	54,000	53,410
Coterra Energy, Inc. 5.40%, 2/15/2035	2,228,000	2,258,021
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	190,973
Diamondback Energy, Inc.
3.13%, 3/24/2031	277,000	259,476
5.75%, 4/18/2054	580,000	569,827
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (g)	60,000	63,877
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (g)	100,000	103,692
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (g)	630,000	645,221
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (g)	804,000	808,349
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	123,457
EMRLD Borrower LP 6.38%, 12/15/2030 (a)	EUR1,892,000	2,274,164
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (g)	490,000	521,302
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (g)	1,540,000	1,552,705
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (g)	1,344,000	1,393,702
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (g)	267,000	268,013
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	100,562
EQT Corp. 4.75%, 1/15/2031	249,000	247,568
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (g)	1,221,000	1,212,384
Expand Energy Corp. 5.38%, 3/15/2030	855,000	862,590
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	271,612
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	678,453
Ford Motor Credit Co. LLC
2.90%, 2/10/2029	2,215,000	2,090,044
5.42%, 4/9/2031	1,955,000	1,948,840
5.75%, 4/6/2033	704,000	702,340
6.47%, 5/22/2036	4,070,000	4,174,965

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Foundry JV Holdco LLC
5.50%, 1/25/2031 (b)	260,000	266,391
6.25%, 1/25/2035 (b)	1,450,000	1,533,318
6.10%, 1/25/2036 (b)	446,000	468,678
6.20%, 1/25/2037 (b)	213,000	224,706
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	118,175
4.25%, 3/1/2030	159,000	156,627
4.63%, 8/1/2030	203,000	202,318
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	121,172
General Motors Financial Co., Inc.
2.35%, 1/8/2031	465,000	416,788
5.60%, 6/18/2031	334,000	343,609
5.90%, 1/7/2035	1,165,000	1,201,797
Global Payments, Inc. 5.55%, 11/15/2035	935,000	912,158
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (g)	355,000	351,715
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (e) (f) (g)	815,000	854,819
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (e) (f) (g)	205,000	210,228
(SOFR + 1.14%), 4.69%, 10/23/2030 (g)	690,000	688,910
(SOFR + 1.08%), 5.21%, 1/28/2031 (g)	320,000	324,241
(SOFR + 1.58%), 5.22%, 4/23/2031 (g)	390,000	395,711
(SOFR + 1.28%), 2.62%, 4/22/2032 (g)	290,000	261,184
(SOFR + 1.25%), 2.38%, 7/21/2032 (g)	190,000	168,004
(SOFR + 1.26%), 2.65%, 10/21/2032 (g)	300,000	267,061
(SOFR + 1.55%), 5.33%, 7/23/2035 (g)	380,000	382,442
(SOFR + 1.33%), 4.94%, 10/21/2036 (g)	168,000	163,173
(SOFR + 1.19%), 5.07%, 1/21/2037 (g)	2,424,000	2,371,312
Graphic Packaging International LLC 2.63%, 2/1/2029 (a)	EUR300,000	337,763
HCA, Inc.
5.20%, 6/1/2028	170,000	172,237
2.38%, 7/15/2031	370,000	328,289
4.60%, 11/15/2032	630,000	615,091
5.50%, 6/15/2047	91,000	84,369
5.25%, 6/15/2049	760,000	678,381
3.50%, 7/15/2051	150,000	100,420
4.63%, 3/15/2052	614,000	494,430
5.95%, 9/15/2054	1,369,000	1,330,787
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	371,124
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	552,974
5.40%, 1/8/2031 (b)	190,000	193,492
JBS NV
6.75%, 3/15/2034	97,000	105,623
5.95%, 4/20/2035	2,565,000	2,644,369
5.50%, 1/15/2036	1,420,000	1,416,777
5.63%, 3/10/2037 (b)	625,000	623,125
4.38%, 2/2/2052	120,000	90,735

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
7.25%, 11/15/2053	290,000	317,544
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	234,033
LSF12 Pillar Investments US, Inc. 5.75%, 5/15/2033 (b)	EUR1,055,000	1,231,228
LYB International Finance III LLC 5.88%, 1/15/2036	1,341,000	1,359,788
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (g)	523,000	521,847
Maple Parent Holdings Corp.
5.70%, 3/26/2036 (b)	455,000	459,826
6.63%, 3/26/2056 (b)	487,000	507,465
Mars, Inc. 5.20%, 3/1/2035 (b)	620,000	624,174
Marvell Technology, Inc.
2.95%, 4/15/2031	320,000	294,886
5.45%, 7/15/2035	199,000	203,616
5.30%, 4/15/2036	935,000	935,394
Merck & Co., Inc. 5.55%, 12/4/2055	220,000	216,230
Meta Platforms, Inc.
4.88%, 11/15/2035	366,000	357,605
5.50%, 11/15/2045	865,000	811,954
4.45%, 8/15/2052	148,000	116,107
5.63%, 11/15/2055	330,000	304,290
6.30%, 5/15/2056	2,365,000	2,386,311
MetLife, Inc.
10.75%, 8/1/2039	310,000	400,311
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (g)	491,000	485,474
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	179,030
Morgan Stanley
(SOFR + 1.61%), 4.21%, 4/20/2028 (g)	315,000	314,605
(SOFR + 1.73%), 5.12%, 2/1/2029 (g)	455,000	459,038
(SOFR + 1.59%), 5.16%, 4/20/2029 (g)	575,000	580,922
(SOFR + 1.63%), 5.45%, 7/20/2029 (g)	870,000	885,326
(SOFR + 1.10%), 4.65%, 10/18/2030 (g)	760,000	757,320
(SOFR + 1.11%), 5.23%, 1/15/2031 (g)	600,000	608,981
(SOFR + 1.51%), 5.19%, 4/17/2031 (g)	497,000	504,344
(SOFR + 1.20%), 2.51%, 10/20/2032 (g)	2,388,000	2,116,599
(SOFR + 1.88%), 5.42%, 7/21/2034 (g)	369,000	376,089
(SOFR + 1.56%), 5.32%, 7/19/2035 (g)	460,000	464,607
(SOFR + 1.36%), 2.48%, 9/16/2036 (g)	140,000	121,728
(SOFR + 1.18%), 5.07%, 1/30/2037 (g)	2,532,000	2,479,417
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (g)	1,342,000	1,388,607
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (g)	695,000	678,863
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (g)	700,000	689,356
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	367,482
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (g)	220,000	229,539
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (g)	240,000	247,176
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (g)	115,000	117,721
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (g)	85,000	88,052
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (g)	862,000	895,215
NRG Energy, Inc. 5.41%, 10/15/2035 (b)	634,000	622,540

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
OI European Group BV
6.25%, 5/15/2028 (a)	EUR380,000	450,657
5.25%, 6/1/2029 (b)	EUR261,000	307,996
5.25%, 6/1/2029 (a)	EUR500,000	590,030
Oracle Corp.
5.70%, 2/4/2036	84,000	82,528
6.55%, 2/4/2046	1,150,000	1,108,821
4.00%, 7/15/2046	175,000	121,727
3.95%, 3/25/2051	330,000	216,774
5.38%, 9/27/2054	356,000	285,427
6.00%, 8/3/2055	295,000	258,665
6.70%, 2/4/2056	3,265,000	3,144,559
6.85%, 2/4/2066	1,055,000	1,010,576
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	363,000
6.15%, 1/15/2033	1,460,000	1,530,933
6.40%, 6/15/2033	360,000	383,113
6.00%, 8/15/2035	3,688,000	3,805,031
PG&E Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (g)	867,000	882,937
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (g)	138,000	137,510
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	66,000	45,009
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (e) (f) (g)	573,000	585,163
(SOFR + 1.26%), 4.81%, 10/21/2032 (g)	260,000	259,398
(SOFR + 1.90%), 5.68%, 1/22/2035 (g)	110,000	113,591
(SOFR + 1.42%), 5.37%, 7/21/2036 (g)	165,000	166,615
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (g)	490,000	481,579
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (g)	295,000	303,797
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (b)	3,849,000	3,856,724
Realty Income Corp., REIT 4.88%, 7/6/2030	EUR2,200,000	2,699,317
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	90,560
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	151,691
San Diego Gas & Electric Co. Series DDDD, 5.20%, 3/15/2036	620,000	620,802
Schneider Electric SE 3.38%, 9/3/2036 (a)	EUR1,800,000	2,052,891
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR900,000	1,082,389
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (g)	252,000	254,906
Southern California Edison Co. 5.45%, 3/1/2035	13,000	12,989
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (f) (g)	42,000	43,184
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (e) (f) (g)	270,000	278,342
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (b)	700,000	703,166
6.45%, 3/18/2035 (b)	2,466,000	2,487,332
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (b)	1,395,000	1,398,525
5.80%, 6/15/2031 (b)	930,000	931,788

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Stellantis NV (EURIBOR ICE Swap Rate 5 Year + 4.24%), 6.88%, 12/16/2033 (a) (e) (f) (g)	EUR1,600,000	1,855,267
Sword Purchaser LLC 7.25%, 4/15/2033 (b)	EUR830,000	989,240
Synopsys, Inc. 5.70%, 4/1/2055	220,000	214,484
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	210,000	208,968
5.40%, 6/12/2029	43,000	43,898
5.60%, 6/12/2034	172,000	176,310
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	103,309
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (g)	95,000	100,550
(SOFR + 1.85%), 5.12%, 1/26/2034 (g)	410,000	410,188
(SOFR + 2.36%), 5.87%, 6/8/2034 (g)	336,000	350,322
(SOFR + 1.92%), 5.71%, 1/24/2035 (g)	75,000	77,291
(SOFR + 1.40%), 4.96%, 10/23/2036 (g)	2,735,000	2,651,657
Uber Technologies, Inc. 4.80%, 9/15/2035	1,465,000	1,426,486
UGI International LLC
2.50%, 12/1/2029 (a)	EUR350,000	382,182
5.00%, 6/1/2031 (b)	EUR967,000	1,146,497
Union Electric Co. 3.90%, 4/1/2052	80,000	60,418
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (g)	110,000	113,621
Ventas Realty LP, REIT 5.00%, 1/15/2035	325,000	319,936
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (g)	924,000	937,922
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (g)	2,485,000	2,517,047
Vistra Operations Co. LLC
4.60%, 10/15/2030 (b)	187,000	183,341
6.00%, 4/15/2034 (b)	6,040,000	6,222,934
5.70%, 12/30/2034 (b)	150,000	151,744
5.25%, 10/15/2035 (b)	3,065,000	2,977,936
5.35%, 1/31/2036 (b)	1,110,000	1,085,392
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (g)	780,000	795,349
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (e) (f) (g)	645,000	668,438
(SOFR + 1.11%), 5.24%, 1/24/2031 (g)	475,000	483,097
(SOFR + 1.99%), 5.56%, 7/25/2034 (g)	610,000	627,525
(SOFR + 1.78%), 5.50%, 1/23/2035 (g)	3,905,000	3,988,220
(SOFR + 1.74%), 5.61%, 4/23/2036 (g)	1,025,000	1,051,556
(SOFR + 1.10%), 4.96%, 1/23/2037 (g)	1,415,000	1,381,900
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	202,156
Williams Cos., Inc. (The) 5.30%, 9/30/2035	7,400,000	7,413,377
		210,524,338
Total Corporate Bonds (Cost $1,142,961,832)		1,152,303,044
Foreign Government Securities — 33.4%
Angola — 0.2%
Republic of Angola 9.88%, 10/15/2035 (a)	3,600,000	3,840,300

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Argentina — 0.4%
Argentine Republic
4.12%, 7/9/2035 (i)	6,663,970	5,134,589
3.50%, 7/9/2041 (i)	3,800,000	2,727,982
		7,862,571
Australia — 1.9%
Commonwealth of Australia
1.25%, 5/21/2032	AUD63,168,000	37,567,885
3.00%, 3/21/2047 (a)	AUD2,140,000	1,101,697
		38,669,582
Benin — 0.2%
Benin Government Bond
7.96%, 2/13/2038 (b)	962,000	1,014,785
7.96%, 2/13/2038 (a)	3,481,000	3,672,002
		4,686,787
Brazil — 2.2%
Notas do Tesouro Nacional
10.00%, 1/1/2031	BRL220,000,000	38,131,915
10.00%, 1/1/2037	BRL37,000,000	5,777,090
		43,909,005
Canada — 9.0%
Canada Government Bond
4.00%, 8/1/2026	CAD72,282,000	52,570,062
3.00%, 2/1/2027	CAD104,325,000	75,938,974
3.25%, 6/1/2035	CAD72,546,000	52,105,356
		180,614,392
Colombia — 1.8%
Republic of Colombia
6.13%, 1/21/2031	709,000	705,987
5.00%, 9/19/2032	EUR743,000	836,325
13.25%, 2/9/2033	COP56,459,600,000	14,781,067
7.50%, 2/2/2034	805,000	836,596
11.75%, 1/24/2035	COP79,168,900,000	19,185,587
		36,345,562
Congo, Democratic Republic of the — 0.3%
Republic of Congo
8.75%, 4/16/2032 (b)	1,600,000	1,617,520
9.50%, 2/17/2035 (a)	2,000,000	2,015,720
9.50%, 5/26/2036 (a)	1,666,000	1,662,503
9.50%, 4/16/2037 (b)	790,000	805,689
		6,101,432

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Costa Rica — 0.2%
Republic of Costa Rica
6.00%, 1/16/2036 (b)	EUR2,750,000	3,370,129
7.30%, 11/13/2054 (b)	1,091,000	1,218,183
		4,588,312
Czech Republic — 1.5%
Czech Republic
4.90%, 4/14/2034	CZK375,450,000	18,340,499
3.50%, 5/30/2035	CZK230,000,000	10,110,838
1.95%, 7/30/2037	CZK27,460,000	990,811
		29,442,148
Ecuador — 0.3%
Republic of Ecuador
8.75%, 1/29/2034 (b)	1,148,000	1,164,634
6.90%, 7/31/2035 (a) (i)	2,791,635	2,562,282
9.25%, 1/29/2039 (b)	1,297,000	1,333,277
5.00%, 7/31/2040 (a) (i)	2,215,818	1,851,405
		6,911,598
Egypt — 0.2%
Arab Republic of Egypt
7.63%, 5/29/2032 (a)	1,425,000	1,461,095
7.63%, 5/20/2034 (b)	2,468,000	2,480,365
		3,941,460
Germany — 3.3%
Bundesobligation 2.10%, 4/12/2029 (a)	EUR2,500,000	2,881,445
Bundesrepublik Deutschland
1.70%, 8/15/2032 (a)	EUR2,370,000	2,610,337
2.30%, 2/15/2033 (a)	EUR1,090,000	1,237,372
Bundesschatzanweisungen
2.90%, 6/18/2026 (a)	EUR2,500,000	2,916,968
2.10%, 3/15/2028 (a)	EUR48,770,000	56,468,928
		66,115,050
Guatemala — 0.2%
Republic of Guatemala
6.05%, 8/6/2031 (b)	2,155,000	2,231,502
6.05%, 8/6/2031 (a)	1,400,000	1,449,700
		3,681,202
Honduras — 0.1%
Republic of Honduras 8.63%, 11/27/2034 (a)	1,300,000	1,481,350
Italy — 1.7%
Buoni Poliennali del Tesoro 3.60%, 10/1/2035 (a)	EUR29,160,000	34,099,703
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	1,081,803
		35,181,506

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
8.08%, 4/1/2036 (b)	2,788,000	3,033,693
8.25%, 1/30/2037 (a)	920,000	1,012,575
6.88%, 10/17/2040 (b)	EUR1,053,000	1,242,245
6.88%, 10/17/2040 (a)	EUR300,000	353,916
		5,642,429
Japan — 0.3%
Japan Government Bond 3.10%, 3/20/2065	JPY1,202,750,000	6,417,738
Kenya — 0.1%
Republic of Kenya 9.75%, 2/16/2031 (a)	2,880,000	3,110,486
Mexico — 4.2%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	2,888,000	2,902,440
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN310,700,000	18,014,713
7.75%, 5/29/2031	MXN118,020,000	6,589,603
7.50%, 5/26/2033	MXN165,870,000	8,845,467
7.75%, 11/23/2034	MXN634,000,000	33,604,798
8.00%, 5/24/2035	MXN205,230,000	10,979,811
United Mexican States
5.38%, 5/16/2040	EUR2,007,000	2,335,861
3.77%, 5/24/2061	2,397,000	1,440,190
		84,712,883
Morocco — 0.3%
Kingdom of Morocco
6.50%, 9/8/2033 (a)	1,975,000	2,100,650
5.13%, 5/26/2038 (b)	EUR1,773,000	2,078,388
4.00%, 12/15/2050 (a)	1,535,000	1,084,201
		5,263,239
New Zealand — 0.1%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	577,682
2.75%, 4/15/2037 (a)	NZD3,201,000	1,611,937
		2,189,619
Nigeria — 0.2%
Federal Republic of Nigeria 6.13%, 9/28/2028 (a)	3,100,000	3,128,117
Pakistan — 0.1%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	1,190,000	1,192,136
6.98%, 4/24/2029 (b)	1,184,000	1,161,800
		2,353,936

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Panama — 0.2%
Republic of Panama
5.66%, 2/23/2038	1,020,000	1,021,275
3.87%, 7/23/2060	5,000,000	3,426,250
		4,447,525
Paraguay — 0.2%
Republic of Paraguay
6.00%, 2/9/2036 (a)	2,600,000	2,733,900
5.60%, 3/13/2048 (a)	931,000	873,380
		3,607,280
Poland — 0.4%
Republic of Poland
2.00%, 8/25/2036	PLN17,190,433	4,302,526
5.50%, 3/18/2054	3,520,000	3,260,893
		7,563,419
Republic of North Macedonia — 0.1%
Republic of North Macedonia 4.75%, 1/21/2034 (b)	EUR1,366,000	1,565,914
Romania — 0.2%
Romania Government Bond
6.75%, 7/11/2039 (a)	EUR456,000	558,472
2.88%, 4/13/2042 (a)	EUR2,300,000	1,792,406
4.00%, 2/14/2051 (a)	2,800,000	1,904,616
		4,255,494
South Africa — 1.8%
Republic of South Africa
8.50%, 1/31/2037	ZAR135,400,000	8,214,836
9.00%, 1/31/2040	ZAR401,019,000	24,755,903
5.65%, 9/27/2047	400,000	336,500
7.95%, 11/19/2054 (a)	1,300,000	1,384,500
7.25%, 12/11/2055 (b)	745,000	734,011
7.25%, 12/11/2055 (a)	387,000	381,292
		35,807,042
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (b)	444,000	458,368
8.50%, 11/6/2035 (b)	1,219,000	1,305,890
8.50%, 11/6/2035 (a)	400,000	428,512
		2,192,770
Turkey — 1.1%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,280,000	1,373,619
Republic of Turkiye (The)
36.00%, 8/12/2026	TRY475,730,253	10,293,736
30.00%, 9/12/2029	TRY150,015,334	2,832,482
7.25%, 5/29/2032	3,975,000	4,058,853

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkey—continued
6.30%, 3/14/2033	2,403,000	2,334,515
5.75%, 5/11/2047	2,350,000	1,844,750
		22,737,955
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	3,340,000	3,586,425
Total Foreign Government Securities (Cost $663,299,793)		671,954,528
U.S. Treasury Obligations — 3.1%
United States — 3.1%
U.S. Treasury Notes
3.88%, 3/31/2028	19,600,000	19,555,594
3.75%, 4/30/2028	10,320,000	10,271,625
4.00%, 5/31/2028	10,530,000	10,530,411
3.50%, 2/28/2031	21,250,000	20,677,246
Total U.S. Treasury Obligations (Cost $61,236,769)		61,034,876
Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
BANK Series 2018-BN13, Class C, 4.56%, 8/15/2061 (k)	118,000	106,035
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (k)	315,000	246,745
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.32%, 2/15/2039 (b) (k)	283,345	283,965
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.38%, 11/15/2050 (k)	28,000	26,519
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 (k)	21,000	12,387
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.17%, 9/25/2027 (k)	1,945,644	16,651
Series K072, Class X3, IO, 2.14%, 12/25/2045 (k)	400,000	12,928
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	850,000	48,992
Series K078, Class X3, IO, 2.21%, 6/25/2046 (k)	1,820,000	72,618
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	880,000	50,873
FREMF Series 2018-KF46, Class B, 5.71%, 3/25/2028 (b) (k)	15,710	15,281
FREMF Mortgage Trust Series 2017-KF38, Class B, 6.26%, 9/25/2024 (b) (k)	18,305	18,299
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.00%, 5/10/2050 (k)	36,000	31,121
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.11%, 7/15/2048 (k)	62,000	50,606
Series 2015-C31, Class C, 4.53%, 8/15/2048 (k)	23,000	17,881
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.38%, 12/15/2049 (k)	28,000	25,896
Morgan Stanley Capital I Trust Series 2015-MS1, Class B, 4.03%, 5/15/2048 (k)	15,148	14,693
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 5.37%, 5/15/2039 (b) (k)	378,000	378,473
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (k)	106,000	102,669
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (k)	27,893	27,322
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (k)	44,010	41,116
Total Commercial Mortgage-Backed Securities (Cost $1,761,006)		1,601,070

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 0.1%
Cayman Islands — 0.0% ^
Dryden CLO Ltd. Series 2019-68A, Class ARR, 4.77%, 7/15/2035 (b) (k)	330,000	330,024
United States — 0.1%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	17,502	16,910
Chase Funding Trust Series 2003-6, Class 1A7, 4.82%, 11/25/2034 (i)	38,035	37,372
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 4.61%, 1/25/2034 (k)	51,329	56,363
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	300,000	305,936
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	34,759	32,510
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	187,691	143,251
		592,342
Total Asset-Backed Securities (Cost $963,125)		922,366
	SHARES
Common Stocks — 0.0% ^
France — 0.0% ^
Altice France SA ‡ *	754	12,533
United States — 0.0% ^
Altice France SA ‡	32,241	653,515
Total Common Stocks (Cost $499,735)		666,048
	PRINCIPAL AMOUNT($)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	56,425	48,664
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	38,949	33,088
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	104,454	50,747
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.33%, 2/25/2037 (k)	3,359	3,376
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	40,115	16,027
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 2.84%, 2/15/2044 (k)	273,435	36,636
Series 4689, Class SD, IF, IO, 2.39%, 6/15/2047 (k)	186,794	20,064
Series 5022, IO, 3.00%, 9/25/2050	297,152	48,966
Series 5023, Class MI, IO, 3.00%, 10/25/2050	519,415	83,298
Series 4839, Class WS, IF, IO, 2.34%, 8/15/2056 (k)	1,425,480	178,108
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	66,736	787
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	181,915	8,180
Series 2012-93, Class SE, IF, IO, 2.37%, 9/25/2042 (k)	52,982	5,238
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	55,355	9,486
Series 2015-40, Class LS, IF, IO, 2.44%, 6/25/2045 (k)	140,563	13,881
Series 2017-31, Class SG, IF, IO, 2.37%, 5/25/2047 (k)	491,465	50,672
Series 2017-39, Class ST, IF, IO, 2.37%, 5/25/2047 (k)	136,288	14,417
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (k)	1,371	11
GNMA Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (k)	16,700	504
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 4.26%, 7/25/2029 (k)	4,144	4,122

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
United States — continued
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 5.54%, 7/25/2034 (k)	6,698	6,550
Total Collateralized Mortgage Obligations (Cost $877,921)		632,822
Convertible Bonds — 0.0% ^
China — 0.0% ^
Country Garden Holdings Co. Ltd.
Series AI, Zero Coupon, 12/31/2031	355,931	32,034
Series AI, Zero Coupon, 12/31/2034	11,428	286
Total Convertible Bonds (Cost $37,658)		32,320
	SHARES
Short-Term Investments — 4.2%
Investment Companies — 4.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (l) (m) (Cost $84,575,166)	84,575,166	84,575,166
Total Investments — 98.2% (Cost $1,956,213,005)		1,973,722,240
Other Assets in Excess of Liabilities — 1.8%		36,216,464
NET ASSETS — 100.0%		2,009,938,704

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $41,907,593 or 2.09% of the Fund’s net
assets as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(j)	Defaulted security.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	396	06/08/2026	EUR	54,970,053	(346,978)
Euro-Buxl 30 Year Bond	54	06/08/2026	EUR	6,907,001	(134,266)
Euro-Schatz	1,701	06/08/2026	EUR	210,269,238	(1,259,292)
Australia 10 Year Bond	1,295	06/15/2026	AUD	101,480,846	784,305
Canada 10 Year Bond	31	09/18/2026	CAD	2,706,162	(2,291)
U.S. Treasury 10 Year Note	238	09/21/2026	USD	26,153,969	248,771
U.S. Treasury 10 Year Ultra Note	325	09/21/2026	USD	36,466,016	125,328
Long Gilt	75	09/28/2026	GBP	8,962,962	48,159
U.S. Treasury 2 Year Note	1,702	09/30/2026	USD	351,675,750	726,778
U.S. Treasury 5 Year Note	203	09/30/2026	USD	21,776,508	136,631
					327,145

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(544)	06/08/2026	EUR	(73,598,161)	102,489
Euro-Bund	(190)	06/08/2026	EUR	(27,983,452)	339,474
Euro-Schatz	(3)	06/08/2026	EUR	(370,845)	(125)
Japan 10 Year Bond	(27)	06/15/2026	JPY	(21,845,478)	505,160
U.S. Treasury 10 Year Note	(273)	09/21/2026	USD	(30,000,141)	(279,755)
U.S. Treasury 10 Year Ultra Note	(574)	09/21/2026	USD	(64,404,594)	(900,176)
U.S. Treasury Long Bond	(46)	09/21/2026	USD	(5,170,688)	(105,328)
U.S. Treasury Ultra Bond	(539)	09/21/2026	USD	(61,782,875)	(1,358,891)
U.S. Treasury 2 Year Note	(8)	09/30/2026	USD	(1,653,000)	(3,637)
U.S. Treasury 5 Year Note	(532)	09/30/2026	USD	(57,069,469)	(350,133)
(2,050,922)
(1,723,777)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
BRL	23,967,054	USD	4,739,269	HSBC Bank (Hong Kong)**	6/2/2026	11,809
CHF	3,744,080	JPY	753,220,910	BNP Paribas	6/2/2026	67,364
CHF	3,744,070	JPY	753,344,385	Citibank, NA	6/2/2026	66,576
CHF	110,973	USD	142,106	Citibank, NA	6/2/2026	66
CNY	13,433,066	USD	1,970,563	Citibank, NA**	6/2/2026	15,021
CNY	312,822,098	USD	46,057,760	Goldman Sachs International**	6/2/2026	181,445
COP	128,496,505,778	USD	33,904,091	Goldman Sachs International**	6/2/2026	949,508
CZK	198,730,363	EUR	8,158,644	BNP Paribas	6/2/2026	28,305
GBP	7,130,932	EUR	8,170,928	Goldman Sachs International	6/2/2026	72,656
GBP	3,552,776	USD	4,763,317	BNP Paribas	6/2/2026	21,205
GBP	14,685,240	USD	19,724,112	HSBC Bank, NA	6/2/2026	52,501
INR	773,325,095	USD	8,071,098	Citibank, NA**	6/2/2026	69,166
MXN	166,645,334	USD	9,366,570	Morgan Stanley	6/2/2026	245,550
NZD	3,557,996	USD	2,113,573	Citibank, NA	6/2/2026	17,133
PLN	12,440,665	USD	3,427,787	Morgan Stanley	6/2/2026	2,465
TRY	356,684,208	USD	7,651,080	Barclays Bank plc	6/2/2026	121,173
TRY	88,768,788	USD	1,914,104	Goldman Sachs International	6/2/2026	20,194
TWD	303,368,031	USD	9,589,026	Barclays Bank plc**	6/2/2026	95,353
TWD	300,990,520	USD	9,483,302	BNP Paribas**	6/2/2026	125,181
TWD	304,104,760	USD	9,611,402	Goldman Sachs International**	6/2/2026	96,496
USD	15,569,678	BRL	78,370,287	Goldman Sachs International**	6/2/2026	34,043
USD	168,390,776	CAD	231,110,588	BNP Paribas	6/2/2026	755,344
USD	19,555,009	CLP	17,387,140,273	Goldman Sachs International**	6/2/2026	19,774
USD	35,498,234	COP	128,496,505,778	Goldman Sachs International**	6/2/2026	644,635
USD	16,268,798	CZK	336,242,868	Goldman Sachs International	6/2/2026	119,852
USD	67,343,359	EUR	57,025,419	BNP Paribas	6/2/2026	828,909
USD	9,568,697	EUR	8,148,260	Goldman Sachs International	6/2/2026	64,567
USD	9,619,759	EUR	8,200,841	HSBC Bank, NA	6/2/2026	54,298
USD	9,647,074	EUR	8,188,254	Morgan Stanley	6/2/2026	96,294
USD	9,617,740	GBP	7,124,336	Citibank, NA	6/2/2026	23,396
USD	14,361,085	GBP	10,600,133	Goldman Sachs International	6/2/2026	85,886
USD	6,982,414	GBP	5,159,252	HSBC Bank, NA	6/2/2026	34,450
USD	550,441	GBP	407,655	Morgan Stanley	6/2/2026	1,452
USD	4,719,332	IDR	83,952,194,256	Citibank, NA**	6/2/2026	21,391
USD	25,102,225	IDR	430,751,676,222	Goldman Sachs International**	6/2/2026	997,487
USD	28,884,315	IDR	511,447,171,156	HSBC Bank (Hong Kong)**	6/2/2026	263,881
USD	8,232,468	INR	773,325,095	HSBC Bank (Hong Kong)**	6/2/2026	92,204
USD	9,533,464	JPY	1,496,471,629	Goldman Sachs International	6/2/2026	137,353
USD	1,178,615	KRW	1,739,210,811	BNP Paribas**	6/2/2026	24,526
USD	9,524,444	KRW	14,094,272,914	Goldman Sachs International**	6/2/2026	171,908
USD	88,928,660	MXN	1,538,536,508	Goldman Sachs International	6/2/2026	185,710
USD	28,297,791	PHP	1,703,945,987	Goldman Sachs International**	6/2/2026	635,209
USD	4,467,637	PLN	16,091,195	Goldman Sachs International	6/2/2026	30,828
USD	18,172,198	SGD	23,102,860	Goldman Sachs International	6/2/2026	70,055
ZAR	79,300,763	USD	4,777,140	Citibank, NA	6/2/2026	113,440
ZAR	277,248,488	USD	16,898,559	HSBC Bank, NA	6/2/2026	199,714
EUR	580,040,884	USD	675,094,445	HSBC Bank, NA	6/3/2026	1,496,480
GBP	16,186,864	USD	21,712,027	Standard Chartered Bank	6/3/2026	86,770
USD	533,680	EUR	455,180	Barclays Bank plc	6/3/2026	2,733
USD	668,850,729	EUR	572,115,202	BNP Paribas	6/3/2026	1,504,745
USD	14,898,019	EUR	12,641,823	Morgan Stanley	6/3/2026	151,916
USD	21,836,080	GBP	16,186,864	BNP Paribas	6/3/2026	37,283
BRL	10,724,145	USD	2,113,174	Goldman Sachs International**	6/22/2026	2,743
CLP	4,470,596,070	USD	4,999,548	HSBC Bank (Hong Kong)**	6/22/2026	24,128
EUR	4,302,628	USD	5,015,462	Goldman Sachs International	6/22/2026	7,545
GBP	7,296,814	USD	9,756,235	Goldman Sachs International	6/22/2026	70,011
GBP	7,360,851	USD	9,885,873	HSBC Bank, NA	6/22/2026	26,608
THB	320,084,573	USD	9,818,666	BNP Paribas	6/22/2026	32,492

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	222,001,064	USD	4,721,813	Barclays Bank plc	6/22/2026	27,751
TWD	561,710,469	USD	17,791,412	Goldman Sachs International**	6/22/2026	41,407
USD	60,763,581	AUD	83,794,645	Morgan Stanley	6/22/2026	559,832
USD	4,794,553	BRL	24,148,532	Citibank, NA**	6/22/2026	29,952
USD	12,911,698	BRL	64,968,439	HSBC Bank, NA**	6/22/2026	93,168
USD	183,116,693	CAD	250,887,375	Citibank, NA	6/22/2026	977,564
USD	12,659,720	COP	46,290,267,601	Barclays Bank plc**	6/22/2026	170,236
USD	12,133,307	CZK	251,995,686	Goldman Sachs International	6/22/2026	27,892
USD	52,292,899	EUR	44,572,984	BNP Paribas	6/22/2026	257,170
USD	2,575,585	EUR	2,183,972	Citibank, NA	6/22/2026	25,956
USD	8,568,581	EUR	7,262,743	HSBC Bank, NA	6/22/2026	89,855
USD	3,396,883	EUR	2,879,494	Morgan Stanley	6/22/2026	35,282
USD	9,784,249	GBP	7,236,554	BNP Paribas	6/22/2026	39,153
USD	9,816,724	IDR	173,790,382,244	Citibank, NA**	6/22/2026	80,987
USD	24,457,785	IDR	429,123,326,561	HSBC Bank, NA**	6/22/2026	418,296
USD	6,590,712	JPY	1,037,703,262	BNP Paribas	6/22/2026	64,330
USD	9,831,764	JPY	1,555,717,335	Goldman Sachs International	6/22/2026	47,458
USD	1,149,768	KRW	1,712,257,365	HSBC Bank, NA**	6/22/2026	13,865
USD	82,812,335	MXN	1,428,150,557	Morgan Stanley	6/22/2026	576,332
USD	4,889,173	PHP	296,528,367	Goldman Sachs International**	6/22/2026	74,584
USD	1,006,972	PLN	3,650,530	HSBC Bank, NA	6/22/2026	453
ZAR	33,966,396	USD	2,057,164	HSBC Bank, NA	6/22/2026	34,144
Total unrealized appreciation						15,094,894
AUD	51,602,986	USD	37,420,520	Morgan Stanley	6/2/2026	(330,873)
BRL	64,968,439	USD	12,967,882	HSBC Bank, NA**	6/2/2026	(88,945)
CAD	250,887,375	USD	182,963,561	Citibank, NA	6/2/2026	(983,092)
CAD	13,425,240	USD	9,871,680	Morgan Stanley	6/2/2026	(133,719)
CHF	3,668,673	USD	4,721,462	BNP Paribas	6/2/2026	(21,349)
CHF	3,710,198	USD	4,777,090	Goldman Sachs International	6/2/2026	(23,777)
CLP	17,387,140,273	USD	19,633,397	HSBC Bank (Hong Kong)**	6/2/2026	(98,163)
CZK	251,995,686	USD	12,131,105	Goldman Sachs International	6/2/2026	(28,351)
EUR	12,222,390	CHF	11,230,396	BNP Paribas	6/2/2026	(131,603)
EUR	4,343,928	USD	5,126,244	Barclays Bank plc	6/2/2026	(59,486)
EUR	58,471,393	USD	68,803,434	BNP Paribas	6/2/2026	(602,403)
EUR	8,170,928	USD	9,563,622	Goldman Sachs International	6/2/2026	(33,051)
EUR	10,337,649	USD	12,172,574	HSBC Bank, NA	6/2/2026	(114,740)
EUR	4,346,058	USD	5,096,562	Morgan Stanley	6/2/2026	(27,319)
GBP	3,517,707	USD	4,803,030	Merrill Lynch International	6/2/2026	(65,734)
GBP	1,481,032	USD	2,015,221	Morgan Stanley	6/2/2026	(20,715)
IDR	83,952,194,256	USD	4,850,821	Citibank, NA**	6/2/2026	(152,881)
IDR	430,751,676,222	USD	24,214,496	Goldman Sachs International**	6/2/2026	(109,758)
IDR	82,323,844,595	USD	4,627,795	HSBC Bank (Hong Kong)**	6/2/2026	(20,977)
IDR	429,123,326,561	USD	24,475,501	HSBC Bank, NA**	6/2/2026	(461,884)
JPY	3,003,036,924	USD	18,987,791	BNP Paribas	6/2/2026	(132,192)
KRW	15,833,483,725	USD	10,908,211	HSBC Bank, NA**	6/2/2026	(401,586)
MXN	1,428,150,557	USD	82,953,753	Morgan Stanley	6/2/2026	(577,877)
PHP	290,827,300	USD	4,742,007	Goldman Sachs International**	6/2/2026	(20,593)
PHP	1,413,118,687	USD	22,951,416	HSBC Bank, NA**	6/2/2026	(10,247)
PLN	3,650,530	USD	1,006,992	HSBC Bank, NA	6/2/2026	(435)
SGD	12,132,968	USD	9,554,270	Barclays Bank plc	6/2/2026	(47,537)
SGD	10,969,892	USD	8,649,548	Goldman Sachs International	6/2/2026	(54,137)
USD	36,594,269	AUD	51,602,986	Merrill Lynch International	6/2/2026	(495,378)
USD	2,079,388	BRL	10,565,205	Citibank, NA**	6/2/2026	(14,992)
USD	4,887,121	CAD	6,750,920	HSBC Bank, NA	6/2/2026	(9,640)
USD	19,183,469	CAD	26,451,107	Morgan Stanley	6/2/2026	(2,769)
USD	4,799,999	CHF	3,747,599	BNP Paribas	6/2/2026	(1,230)
USD	9,605,085	CNY	65,229,839	BNP Paribas**	6/2/2026	(36,740)
USD	38,497,539	CNY	261,025,326	Goldman Sachs International**	6/2/2026	(85,425)
USD	5,481,924	CZK	114,483,181	Morgan Stanley	6/2/2026	(16,432)

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	9,522,713	GBP	7,076,319	Standard Chartered Bank	6/2/2026	(6,967)
USD	3,210,534	MXN	56,259,383	HSBC Bank, NA	6/2/2026	(34,513)
USD	2,097,648	NZD	3,557,996	Barclays Bank plc	6/2/2026	(33,058)
USD	4,810,094	TRY	222,001,064	Barclays Bank plc	6/2/2026	(27,373)
USD	4,799,999	TRY	223,451,933	Morgan Stanley	6/2/2026	(69,084)
USD	27,390,654	TWD	864,492,844	Goldman Sachs International**	6/2/2026	(206,443)
USD	1,389,606	TWD	43,970,467	HSBC Bank (Hong Kong)**	6/2/2026	(14,058)
USD	5,347,116	ZAR	88,727,843	BNP Paribas	6/2/2026	(124,845)
USD	9,621,848	ZAR	158,477,736	Citibank, NA	6/2/2026	(151,679)
USD	1,960,306	ZAR	32,143,004	Goldman Sachs International	6/2/2026	(21,994)
USD	4,679,509	ZAR	77,200,668	Morgan Stanley	6/2/2026	(81,556)
EUR	2,156,076	USD	2,524,582	Goldman Sachs International	6/3/2026	(9,619)
EUR	3,015,246	USD	3,532,682	Standard Chartered Bank	6/3/2026	(15,537)
AUD	3,622,115	USD	2,620,687	Morgan Stanley	6/22/2026	(18,314)
BRL	24,133,894	USD	4,871,554	HSBC Bank (Hong Kong)**	6/22/2026	(109,841)
CLP	17,387,140,273	USD	19,558,088	Goldman Sachs International**	6/22/2026	(19,898)
CNY	261,025,326	USD	38,551,822	Goldman Sachs International**	6/22/2026	(108,161)
CZK	44,184,639	USD	2,134,541	Barclays Bank plc	6/22/2026	(11,991)
EUR	1,845,728	USD	2,164,825	Goldman Sachs International	6/22/2026	(10,071)
EUR	2,008,369	USD	2,370,814	HSBC Bank, NA	6/22/2026	(26,189)
EUR	3,784,829	USD	4,464,557	Morgan Stanley	6/22/2026	(46,043)
GBP	7,466,097	USD	10,066,229	Barclays Bank plc	6/22/2026	(12,019)
GBP	7,197,610	USD	9,807,535	Morgan Stanley	6/22/2026	(114,883)
IDR	426,000,571,843	USD	24,430,542	BNP Paribas**	6/22/2026	(565,990)
JPY	1,512,129,644	USD	9,704,529	Goldman Sachs International	6/22/2026	(194,357)
KRW	15,048,621,200	USD	10,002,482	HSBC Bank, NA**	6/22/2026	(19,302)
PHP	307,897,870	USD	5,003,703	Citibank, NA**	6/22/2026	(4,513)
PLN	15,696,777	USD	4,370,547	BNP Paribas	6/22/2026	(42,656)
PLN	7,621,977	USD	2,117,630	Goldman Sachs International	6/22/2026	(16,110)
SGD	23,102,860	USD	18,196,816	Goldman Sachs International	6/22/2026	(68,601)
TWD	65,713,272	USD	2,086,791	Bank of America NA**	6/22/2026	(569)
USD	2,450,937	AUD	3,422,547	Goldman Sachs International	6/22/2026	(8,052)
USD	33,771,323	COP	128,496,505,778	Goldman Sachs International**	6/22/2026	(898,062)
USD	2,030,593	EUR	1,747,646	Morgan Stanley	6/22/2026	(9,657)
USD	8,053,237	INR	773,325,095	Citibank, NA**	6/22/2026	(68,868)
USD	2,114,949	NZD	3,557,996	Citibank, NA	6/22/2026	(17,162)
USD	22,925,724	PHP	1,413,118,687	HSBC Bank, NA**	6/22/2026	(18,409)
USD	2,118,542	PHP	130,650,886	Standard Chartered Bank**	6/22/2026	(2,774)
USD	4,934,993	ZAR	81,755,562	Citibank, NA	6/22/2026	(98,691)
USD	16,871,587	ZAR	277,248,488	HSBC Bank, NA	6/22/2026	(198,581)
USD	4,920,364	ZAR	81,245,053	Morgan Stanley	6/22/2026	(81,887)
USD	3,959,232	EUR	3,394,423	BNP Paribas	7/6/2026	(5,902)
USD	676,063,114	EUR	580,040,884	HSBC Bank, NA	7/6/2026	(1,501,126)
USD	21,710,759	GBP	16,186,864	Standard Chartered Bank	7/6/2026	(86,721)
Total unrealized depreciation						(10,598,156)
Net unrealized appreciation						4,496,738

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	3.11 annually	Receive	7/16/2057	EUR14,270,000	4,655	149,007	153,662
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR8,550,000	—	388,028	388,028
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR8,925,000	—	477,215	477,215
1 day SONIA annually	4.23 annually	Pay	9/15/2028	GBP39,083,000	—	69,537	69,537
6 month EURIBOR semi-annually	2.89 annually	Pay	6/14/2029	EUR216,465,000	—	421,390	421,390
6 month EURIBOR semi-annually	2.73 annually	Pay	12/15/2028	EUR275,650,000	3,771	66,575	70,346
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK151,877,000	—	73,556	73,556
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK25,987,000	—	11,848	11,848
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK25,987,000	—	11,848	11,848
					8,426	1,669,004	1,677,430
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR10,465,000	—	(179,753)	(179,753)
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR354,970,000	7,617	(1,217,009)	(1,209,392)
1 day SONIA annually	3.44 annually	Pay	9/15/2028	GBP55,230,000	—	(441,893)	(441,893)
1 day SONIA annually	3.70 annually	Pay	9/15/2028	GBP61,685,000	3,601	(301,717)	(298,116)
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP413,390,000	—	(1,671,977)	(1,671,977)
1 day SONIA annually	4.06 annually	Pay	9/15/2028	GBP93,660,000	—	(29,483)	(29,483)
6 month PRIBOR semi-annually	4.08 annually	Pay	4/14/2029	CZK246,076,000	—	(19,955)	(19,955)
6 month PRIBOR semi-annually	4.11 annually	Pay	4/14/2029	CZK266,584,000	—	(11,626)	(11,626)
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL38,828,452	—	(282,667)	(282,667)
1 day CDI at termination	12.94 at termination	Pay	1/2/2029	BRL57,945,102	—	(313,132)	(313,132)
1 day CDI at termination	12.95 at termination	Pay	1/2/2031	BRL10,320,024	—	(79,709)	(79,709)
1 day CDI at termination	13.19 at termination	Pay	1/2/2029	BRL51,957,235	—	(163,980)	(163,980)
					11,218	(4,712,901)	(4,701,683)
					19,644	(3,043,897)	(3,024,253)

Abbreviations
EURIBOR	Euro Interbank Offered Rate
SONIA	Sterling Overnight Index Average
PRIBOR	Prague Interbank Offered Rate
CDI	Certificate of interbank deposits
EUR	Euro
GBP	British Pound
CZK	Czech Republic Koruna
BRL	Brazilian Real

(a)	Value of floating rate index at May 31, 2026 was as follows:

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
FLOATING RATE INDEX	VALUE
1 day CDI	2.34%
1 day SONIA	3.73
6 month EURIBOR	2.55
6 month PRIBOR	3.68

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$922,366	$—	$922,366
Collateralized Mortgage Obligations	—	632,822	—	632,822
Commercial Mortgage-Backed Securities	—	1,601,070	—	1,601,070
Common Stocks	—	—	666,048	666,048
Convertible Bonds	—	32,320	—	32,320
Corporate Bonds	—	1,152,303,044	—	1,152,303,044
Foreign Government Securities	—	671,954,528	—	671,954,528
U.S. Treasury Obligations	—	61,034,876	—	61,034,876
Short-Term Investments
Investment Companies	84,575,166	—	—	84,575,166
Total Investments in Securities	$84,575,166	$1,888,481,026	$666,048	$1,973,722,240
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$15,094,894	$—	$15,094,894
Futures Contracts	2,232,790	784,305	—	3,017,095
Swaps	—	1,669,004	—	1,669,004
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(10,598,156)	$—	$(10,598,156)
Futures Contracts	(4,740,872)	—	—	(4,740,872)
Swaps	—	(4,712,901)	—	(4,712,901)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,508,082)	$2,237,146	$—	$(270,936)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	$90,168,741	$204,806,203	$210,399,778	$—	$—	$84,575,166	84,575,166	$661,302	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its posi

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
tion(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.